Fees Summary	Nov. 18, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,497,570,000.00
Previously Paid Amount	0.00
Total Fee Amount	206,814.42
Total Offset Amount	0.00
Net Fee	206,814.42
Narrative - Max Aggregate Offering Price	$ 1,497,570,000.00
Narrative - Max Aggregate Offering Amount | shares	1,500,000,000
Final Prospectus	true